Notes to the interim condensed consolidated statement of financial position	6 Months Ended
Jun. 30, 2024
Notes to the interim condensed consolidated statement of financial position
Notes to the interim condensed consolidated statement of financial position

Note 4.    Notes to the interim condensed consolidated statement of financial position

4.1Intangible assets

In thousands of euros	June 30, 2024	Dec. 31, 2023
Intangible assets, gross	3,947	3,926
Amortization and impairment	(3,496)	(3,384)
Intangible assets, net	451	541

4.2Property, plant and equipment

In thousands of euros	June 30, 2024	Dec. 31, 2023
Property, plant and equipment, gross	20,376	19,840
Depreciation and impairment	(12,396)	(10,714)
Property, plant and equipment, net	7,979	9,126

As of June 30, 2024, the gross value of property, plant and equipment increased by €0.5 million mainly due to the recognition of the right of use related to the Fibroscans lease agreement for  €0.4 million. Depreciation and impairment increased by €1.7 million mainly due to the depreciation of €1.2 million of the right of use and €0.3 million due to an impairment of the right of use related to Fibroscan.

4.3Deferred tax asset

Inventiva S.A. and Inventiva Inc. are taxed as two separate entities and cannot apply the tax consolidation. For each entity, the deferred tax assets and deferred tax liabilities are offset in the consolidated financial statements. Deferred tax assets are recognized only when an entity has sufficient evidence that it will have a sufficient taxable benefit available to use the unused tax losses in the foreseeable future.

As recovery of these losses in future periods is considered unlikely due to the uncertainty inherent to the Inventiva S.A.’s activity, deferred tax assets were recognized on this basis on June 30, 2024 only for Inventiva Inc.

4.4Investments accounted for using the equity method

Inventiva became an equity shareholder in Hepalys with the acquisition of 1,500,000 ordinary shares on October 11, 2023.

On January 15, 2024, Hepalys’s shareholders approved a capital increase of €1.6 million by issuing new shares to a new investor, NVCC. Inventiva opted not to participate in this capital increase. Consequently, the Company’s ownership in Hepalys was diluted to 14.6%. As of June 30, 2024, the Company holds 14.6% of Hepalys's shares, down from 15% ownership as of December 31, 2023.

The Company analyzed its ownership of Hepalys and concluded that, as of June 30, 2024, it has a significant influence but not control or joint control of Hepalys. The significant influence is reflected through the ownership of percentage of interests held, the percentage of potential voting rights owned by the Company including the option, under the Catalys Shareholders Agreement, to acquire all outstanding shares of Hepalys at a pre-agreed multiple of post-money valuation that was exercisable as at June 30, 2024, as well as the active participation in the business of Hepalys in the framework of the Hepalys License Agreement.

The investment in Hepalys is accounted for using the equity method of accounting as of June 30, 2024.

The tables below provide the summarized statement of financial position of Hepalys. The disclosed information reflects the amounts presented in the financial statements of Hepalys and not the Company's share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below provide also the reconciliation between the Hepalys statement of financial position and the carrying amount in the Company statement of financial position.

(in thousands of euros)	June 30, 2024	December 31, 2023
Intangible assets	17,217	20,278
Total non‑current assets	17,217	20,278
Other current assets	17	44
Cash and cash equivalents	1,997	1,082
Total current assets	2,015	1,126
Deferred assets	2	41
Total assets	19,233	21,444

Capital stock	523	640
Capital reserve	20,379	22,655
Capital surplus-others	774	—
Earnings brought forward	(1,018)	(178)
Net loss for the period	(1,444)	(1,111)
Treasury Shares	—	(812)
Shareholders’ equity	19,214	21,194
Total non‑current liabilities	—	—
Trade payables	7	237
Other current liabilities	12	13
Total current liabilities	19	250
Total equity and liabilities	19,233	21,444

Opening net assets	21,122	22,645
Loss for the period	(1,509)	(879)
Other comprehensive income	(1,964)	247
Capital variations	1,566	(819)
Closing net assets	19,214	21,194

Group's share in	15%	15%
(in thousands of euros)
Group's share	2,813	3,267
Elimination of unrealised profit on downstream sales	(1,718)	(1,881)
Goodwill	37	39
Carrying amount	1,131	1,425

4.5Other non-current assets

In thousands of euros	June 30, 2024	Dec. 31, 2023
Long-term deposit accounts	—	9,000
Advance payments – non-current	1,047	1,047
Accrued income	—	—
Security deposits	—	8
Other non‑current assets	1,047	10,055

As of June 30, 2024, long-term deposit accounts with more than a year of maturity decreased by €9.0 million, related to the early closure of a €9.0 million two-year deposit forward contract.

As of June 30, 2024 and December 31, 2023, non-current advances to suppliers amounted to €1.0 million, corresponding to the advance paid under the contract research organization (“CRO”) contract with Pharmaceutical Research Associates Groupe B.V (“PRA”) (see Note 6.1 – Commitments related to operational activities).

4.6Inventories

In thousands of euros	June 30, 2024	Dec. 31, 2023
Laboratory inventories	402	426
Inventories write‑down	(9)	(9)
Inventories	393	417

4.7Trade receivables, tax receivables and other current assets

Trade receivables

Trade receivables break down as follows:

In thousands of euros	June 30, 2024	Dec. 31, 2023
3 months or less	809	3,807
Between 3 and 6 months	—	—
Between 6 and 12 months	—	—
More than 12 months	—	—
Trade receivables	809	3,807

The average payment period is 30 days.

As of June 30, 2024, trade receivables decreased by €3.0 million mainly due to the receipt of a payment from CTTQ for the reinvoicing of specific costs related to the NATiV3 trial.

Tax receivables and Other current assets

In thousands of euros	June 30, 2024	Dec. 31, 2023
CIR and other research tax credits	2,657	5,333
Other	47	19
Tax receivables	2,704	5,352
Prepaid expenses	7,039	4,656
Short-term deposit accounts	—	70
Current accrued income	1,687	1,047
Liquidity agreement - Cash	289	422
Sales tax receivable	3,311	5,066
Other receivables	2,229	435
Other current assets	14,554	11,696
Other current assets and receivables	17,258	17,048

As of June 30, 2024, tax receivables are mainly composed of research tax credits receivable in the amount of €2.7 million corresponding to the 2024 CIR as of June 30, 2024.

Prepaid expenses, which increased by about €2.4 million, are mainly composed of costs related to the NATiV3 Phase III clinical trial.

4.8Cash and cash equivalents

Net cash and cash equivalents
In thousands of euros	June 30, 2024	Dec. 31, 2023
Other cash equivalents(1)	10,273	17,933
Cash at bank and at hand	1,212	8,985
Bank overdrafts	(1,338)	—
Cash and cash equivalents	10,147	26,918
(1)	Other cash equivalents correspond to short-term bank deposits.

In accordance with IAS 7.8, bank overdrafts which are repayable on demand are included as a component of cash and cash equivalents in the amount of €1.3 million as of June 30, 2024.

4.9Shareholders’ equity

Share capital

The share capital is set at €524,772 at June 30, 2024 divided into 52,477,188 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.

Share capital variation during the first six months of 2024 is set forth in the table below:

In euros, except number of shares

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance at December 31, 2023		521,158	201,862,263	52,115,807	0.01
3/25/2024	AGA 2021 & AGA 2021 bis	3,614	(3,614)	361,381	0.01
Balance at June 30, 2024		524,772	201,858,649	52,477,188	0.01

Liquidity agreement

On January 19, 2018, the Company entered into a liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF. This agreement with Kepler Cheuvreux, as amended in 2019, automatically renews for 12-month periods unless terminated by either party. Under the terms of the agreement, the investment services provider (“ISP”) is authorized to buy and sell the Company’s treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

The liquidity agreement with Kepler Cheuvreux was extended for a new period of 12 months from January 1, 2023, and has been renewed again for a new period of 12 months from January 1, 2024.

At June 30, 2024, treasury shares acquired by the Company through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the first six months of 2024, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

Options and share warrants (BSA and BSPCE)

Share-based payments correspond to:

-	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.534;
-	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
-	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.18;
-	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC, and Jérémy Goldberg, a member of PG Healthcare LLC, both service providers of Inventiva, with a subscription price set at €0.29;
-	BSPCE founder share warrants granted in 2021, to Frederic Cren and Pierre Broqua, Company’s Directors;
-	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, and ISLS Consulting with a subscription price set at €2.45;
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.20 and an exercise price of €2.51; and
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.31 and an exercise price of €3.91.

BSA and BSPCE plan characteristics

As of January 1, 2024, one BSPCE share warrant plan was outstanding: BSPCE 2021.

The BSPCE and BSA share warrant plans are described in the note 12.3 “Share warrants plans” of the 2023 annual financial statements.

No new share warrants plan has been attributed in the first six months of 2024.

Movements in BSPCE share warrants and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.68	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000				20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

At June 30, 2024, a total of 430,000 BSPCEs (or 430,000 shares) and 346,333 BSAs were outstanding, corresponding to a total of 776,333 shares, the maximum number of shares to be issued when all related conditions are met.

Free share awards

AGA free share award plans

As of January 1, 2024, four free share award plans were outstanding: AGA 2021-1, AGA 2021-bis, AGA 2023-1, and AGA 2023-2.

No bonus share award plan has been attributed in the first six months of 2024.

Movements in AGA free shares (in number of shares issuable upon exercise)

		Stock price	Outstanding				Outstanding
		at grant date	at Jan 1,			Forfeited /	at June 30,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	—	600,000
AGA 2023-2	12/15/2023	3.90	748,000	—	—	(23,350)	724,650
TOTAL free shares			1,410,814	300,000	(361,381)	(24,783)	1,324,650

At June 30, 2024, a total of 1,324,650 AGA bonus shares were outstanding.

Following the amendment of article L. 225-197-1 II of the French Commercial Code by law no. 2023-1107 of November 29, 2023, the Board of Directors decided on 25 March 2024 to grant 300,000 free shares to Frederic Cren in substitution for the PAGUP 2023. This allocation is governed by the regulations of the AGA 2023-1 plan.

Following the AGA 2021 and AGA 2021 bis acquisition period, a total of 361,381 shares were definitively acquired, resulting in a capital increase of €3,613.81.

Upon the completion of the acquisition period for the AGA 2021 and AGA 2021 bis plans, a total of 361,381 shares were acquired, resulting in a capital increase of €3,613.81.

The free share award plan is described in the Note 12.4 “Bonus share award plans” of the annual consolidated financial statements for the year ended on December 31, 2023.

Share-based compensation expense with respect to AGA bonus shares and BSA share warrants totaled €2.2 million for the six months ended June 30, 2024, compared to €2.0 million for the six months ended June 30, 2023. They are recognized in personnel costs (see Note 5.2 – Operating expenses).

Performance units (“PAGUP”)

As of January 1, 2024, one performance units plan was outstanding: PAGUP 2023.

No performance units award plan has been attributed in the first six months of 2024.

		Reference	Outstanding				Outstanding	Number of
	Grant	price (in	at Jan 1,				at June 30,	exercisable
Type	Date	euros)	2024	Issued	Exercised	Convert AGA	2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL PAGUP			300,000	—	—	(300,000)	—	—

At June 30, 2024, no PAGUP shares were outstanding.

Following the changes introduced by the French law no.2023-1107, the PAGUP 2023 granted on May 25, 2023 can be converted into AGAs. On March 25, 2024, the Board of Directors converted 300,000 free shares (governed by the AGA 2023-1 regulations) to Frédéric Cren, thereby lapsing the 300,000 PAGUP 2023.

The performance units plan is described in the Note 12.5 “Performance units” of the annual consolidated financial statements for the year ended on December 31, 2023.

4.10Financial debt

In thousands of euros	June 30, 2024	Dec. 31, 2023
Bank borrowings	42,509	27,206
Derivatives instruments	13,569	10,265
Other loans and similar borrowings(1)	4,302	3,719
Lease liabilities	5,761	6,565
Royalty certificates liabilities	7,263	6,327
Total debt	73,404	54,082
(1)	include accrued interests.

Movements in the period break down as follows:

In thousands of euros	June 30, 2024	Dec. 31, 2023
January 1, 2024	54,083	44,390
Subscription of derivatives instruments(2)	11,809	—
Subscription of bank borrowings(1)(2)	13,102	—
Subscription of lease liabilities	345	3,706
Issue of royalty certificates	—	5,100
Repayment of bank borrowings	(1,177)	(2,485)
Repayment of lease liabilities	(1,173)	(1,612)
Interests on royalty certificates	936	1,227
Capitalized interest	3,961	3,405
Change in fair value of derivatives instruments(2)	(8,506)	389
Exchange rate change	24	(38)
June 30, 2024	73,404	54,083

(1)Net proceed

(2)EIB’s loan and warrants.

French state-guaranteed loan (“PGE”) and equity recovery loans (“PPR”)

In May 2020, the Company entered into three credit agreements pursuant to which it received €10.0 million in the form of state-guaranteed loans (Prêts Garantis par l’Etat, or “PGE”) which are provided by a syndicate of French banks and guaranteed by the French government in the context of the COVID-19 pandemic and were initially set to mature in May 2021. These loans were extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

In June 2022, the Company entered into three loan agreements with a syndicate of French banks for a total amount of €5.3 million. One loan agreement was part of a state-guaranteed PGE loan facility with Bpifrance and the other two loan agreements were part of a stimulus economic plan (Prêts Participatifs Relance, or “PPR”) granted by Crédit Agricole Champagne-Bourgogne and Société Générale.

The PGE loan granted by Bpifrance in 2022 is guaranteed up to 90% by the French government with an initial term of twelve months. In May 2023, the Company exercised the option to extend the maturity to align with the 2020 PGE, until May 2026. The two PPR loans are guaranteed predominantly by the French government and feature an eight-year financing period and a four-year repayment period.

The PGE repayments in the first six months of 2024 amounted to €1.2 million.

Credit facility agreement with the European Investment Bank

On May 16, 2022, the Company entered into the Finance Contract with the EIB for up to €50 million, divided into two tranches of €25 million each.

●	On December 8, 2022, the Company received the disbursement of Tranche A. Capitalized interest for Tranche A is 8% and repayment is due in December 2026, four years after its disbursement.
●	On January 18, 2024, the Company received the disbursement of Tranche B (see Note 1.2. – Significant events in the first six months of 2024). Capitalized interest for Tranche B is 7% and repayment is due in January 2027, three years after its disbursement.

The Finance Contract may, in certain circumstances, be prepaid, in whole or in part, for a prepayment fee, either at the election of the Company or as a result of EIB’s demand following certain prepayment events, including a change of control or change in senior management of the Company.

Subject to certain terms and conditions, upon the occurrence of usual events of default (i.e., including payment default, misrepresentation, cross default), EIB may demand immediate repayment by the Company of all or part of the outstanding loan. As of June 30, 2024 there was no demand of reimbursement of the outstanding loan. Tranche A of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan is €15.4 million on December 31, 2023, and is € 21.1 million on June 30, 2024, with an effective interest rate of 21.9%. The fair value of the loan as of June 30, 2024, amount to €20.6 million, with a market rate of 22.9%.

Tranche B of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan is €15.0 million on June 30, 2024, with an effective interest rate of  32.7%. The fair value of the loan as of June 30, 2024, amount to €14.7 million, with a market rate of 33.2%.

The capitalized interest for both Tranche A and Tranche B in the period amounted to €4.0 million.

Derivatives

On July 1, 2022, in connection with the Finance Contract (see section above “Credit facility agreement with the European Investment Bank”), the Company entered into a warrant agreement as a condition to the funding of the two tranches of the credit facility. Each EIB Warrant has a subscription price of €0.01 and gives the right to subscribe to one share.

The number of EIB Warrants issued to EIB was determined based on (i) the aggregate amount raised by the Company through one or more equity offerings, or through upfront or milestone payments, from the date of the Finance Contract to the time of the disbursement of the relevant tranche, and (ii)(a) the average price per share paid for the Company’s shares in its most recent qualifying equity offering or (ii)(b) for Tranche A only, in case of no qualifying equity offering, the volume weighted average price per share of the Company over the last 180 calendar days.

The EIB Warrants have a maturity of  twelve years and are exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche A, (iii) an event of default under the Finance Contract, or (iv) a repayment demand by the EIB under the Finance Contract. The EIB Warrants shall automatically be deemed null and void if they are not exercised within the twelve-year period. Each EIB Warrant will entitle EIB to one ordinary share of the Company in exchange for the exercise price (subject to anti-dilutive provisions). However, the exercise ratio of EIB Tranche A warrants has been adjusted on December 31, 2023 following the September 5, 2023 capital increase; One EIB Tranche A Warrant entitles its holder to subscribe for 1.20 ordinary shares in the Company. EIB is entitled to a put option at its intrinsic value to require the Company to buy back the exercisable EIB Warrants not yet exercised in certain of these occurrences.

On November 28, 2022, the Company issued 2,266,023 EIB Tranche A Warrants to EIB, in accordance with the terms of the 25th resolution of the Combined General Shareholders' Meeting of May 19, 2022 and Article L. 225-138 of the French Commercial Code, as a condition to the financing of Tranche A, representing approximately 4.7% of the Company’s share capital as of June 30, 2024. The exercise price of the EIB Tranche A Warrants is €4.0152, if and when they may be exercised. The potential gross proceeds if all EIB Tranche A Warrants were exercised would amount to €9.1 million. The transactions costs for the issuance of the EIB Tranche A Warrants amounted to €56 thousands.

On January 4, 2024, the Company issued 3,144,654 EIB Tranche B Warrants to EIB, representing approximately 5.2% of the Company’s share capital as of June 30, 2024, in accordance with the terms of the 6th resolution of the Combined General Shareholders' Meeting of January 25, 2023, and Article L. 225-138 of the French Commercial Code. The exercise price of the EIB Tranche B Warrants is €3.95, if and when they may be exercised. The potential gross proceeds if all EIB  Tranche B Warrants were exercised would amount to €12.4 million. The transactions costs for the issuance of the EIB Tranche B Warrants amounted to €90 thousands.

The EIB Warrants do not meet the “fixed for fixed” criteria (non-cash settlement option which may result in exchanging a variable number of shares for a variable price) and are accounted for as standalone derivative instruments. The Company’s put options meet the definition of a derivative that are valued with the EIB Warrants.

The warrant agreement includes a put option: EIB may request the Company to buy back the EIB Warrants in cash. In this context the purchase price will be defined as the difference between the volume weighted average of the trading price of the ordinary shares over the last 90 trading days and the strike price. The amount is capped, and EIB may exercise the EIB Warrants for which they did not exercise the put option.

At inception, the financial debts are split between i) a debt component accounted for at amortized cost, and ii) a premium corresponding to the initial fair value of attached EIB Warrants (then remeasured at fair value through profit and loss) including a component corresponding to the put options.

Valuation approach

The fair value of the EIB Warrants has been estimated based on a Longstaff Schwartz approach, including the put option and the attached cap.

This approach enables the estimation of the value of American options (that may be exercised during a specific period of time) with complex way of exercise (the warrant holder may exercise the warrants on the market based on the Company’s share price or exercise the put option based on the 90 days average share price of the Company).

The Longstaff Schwartz approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan associated equity instruments.

The hypothesis and results are detailed in the following tables:

	BSA 2022	BSA 2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28, 2022
EIB Tranche A Warrants	(Grant Date)	As of December 31, 2023	As of June 30, 2024
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.20	1.27
Stock price (€)	4.13	4.10	2.79
Maturity (years)	12	10.9	10.4
Volatility	68%	62%	59.6%
Cap of the put option (m€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	10,266	6,738
Unit fair value (€)	4.18	4.53	2.97

	As of January 4, 2024
EIB Tranche B Warrants	(Grant Date)	As of June 30, 2024
Number of BSA outstanding	3,144,654	3,144,654
Number of shares per BSA	1.00	1.00
Stock price (€)	4.12	2.79
Maturity (years)	12	11.5
Volatility	62%	59.6%
Cap of the put option (m€)	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M
Expected dividends	—	—
Fair Value (k€)	11,809	6,830
Unit fair value (€)	3.76	2.17

Lease liabilities

Lease liabilities amount to €5.8 million as of June 30, 2024, and decreased by €0.8 million compared to December 31, 2023. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of three or four years regarding the location of use. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.2 of the consolidated financial statements as of December 31, 2023. The rates for contracts in progress as of June 30, 2024 range from 1.89% to 5.18%.

The breakdown between long-term and short-term debt is as follows:

June 30, 2024		Less than	Between	Between	More than
In thousands of euros	Total	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	42,509	3,229	36,164	2,225	890
Derivatives	13,569	—	13,569	—	—
Other loans	4,302	42	4,260	—	—
Lease liabilities	5,761	2,455	3,306	—	—
Royalty certificates liabilities	7,263	—	—	—	7,263
Total debt	73,404	5,726	57,299	2,225	8,153

Dec. 31, 2023		Less than	Between	Between	More than
In thousands of euros	Total	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	27,206	2,928	4,872	17,848	1,558
Derivatives	10,265	—	—	10,265	—
Other loans and similar borrowings	3,719	82	—	3,636	—
Lease liabilities	6,565	2,298	4,267	—	—
Royalty certificates liabilities	6,327	—	—	—	6,327
Total debt	54,082	5,308	9,140	31,749	7,885

The maturity of long-term debt and of short-term borrowings and debt is determined according to contractual repayment terms as of June 30, 2024 and December 31, 2023.

Royalty Certificates liabilities

On August 31, 2023, the Company announced the issuance of the royalty certificates (“2023 Royalty Certificates”) for an aggregate amount of €5.1 million.

The 2023 Royalty Certificates are accounted at the inception at the fair value (€5.1 million on August 31, 2023), and then at the amortized cost (€7.3 million on June 30, 2024 vs. €6.3 million on December 31, 2023) with an effective interest rate of 31.9%.

Fair value as of June 30, 2024

On June 30, 2024, the fair value of the 2023 Royalty Certificates, calculated using discounted cash flow approach, amounts to €9.1 million.

The fair value corresponds to the net present value of royalties, which depend on assumptions made by the Company with regards to the probability of success of its studies, the markets sales of lanifibranor and the discount rate (27.9%). The discount rate has been estimated based on a reconciliation between the Company’s business plan and the Company’s market capitalization as of June 30, 2024.

4.11Provisions

The Company has no provisions as of June 30, 2024, and December 31, 2023.

4.12Provisions for retirement benefit obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 – Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

In thousands of euros	June 30, 2024	Dec. 31, 2023
Retirement benefit obligations	1,555	1,559
Total obligation	1,555	1,559

Given the absence of plan assets at June 30, 2024 and December 31, 2023, the total amount of the provision corresponds to the estimated obligation at those dates.

Changes in the net provision

Changes in the provision recorded in respect of defined benefit schemes break down as follows:

In thousands of euros	June 30, 2024	Dec. 31, 2023
Provision at beginning of period	(1,559)	(1,234)
Expense for the period	(70)	(228)
Actuarial gains or losses recognized in other comprehensive income	74	(97)
Provision at end of period	(1,555)	(1,559)

Breakdown of expense recognized for the period

In thousands of euros	June 30, 2024	Dec. 31, 2023
Service cost for the period	(104)	(183)
Interest cost for the period	(25)	(46)
Benefits for the period	59	—
Total	(70)	(228)

4.13Other current and non-current liabilities

Other non-current liabilities

As of June 30, 2024 and December 31, 2023 non-current liabilities amount to €1.0 million related to an agreement with CTTQ dated December 20, 2023 pursuant to which CTTQ paid the Company an advance for certain costs related to the NATiV3 clinical trial that the Company will incur and reinvoice to CTTQ.

Other current liabilities

In thousands of euros	June 30, 2024	Dec. 31, 2023
Employee‑related payables	1,739	1,869
Accrued payroll and other employee-related taxes	1,801	1,540
Sales tax payables	2,140	3,569
Other accrued taxes and employee-related expenses	142	164
Other miscellaneous payables	12	23
Other current liabilities	5,834	7,165

No discounting has been performed on other current liabilities as their maturity is less than one year at the end of the period.

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the first half of 2024.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax, the employer’s contribution to construction investment in France and the payroll tax.

4.14Trade payables and short-term contract liabilities

In thousands of euros	June 30, 2024	Dec. 31, 2023
Trade payables	36,583	37,679
Short-term contract liabilities	3	6
Other current liabilities	—	—
Trade payables and other current liabilities	36,586	37,685

No calculations have been made to discount trade payables to present value as payment is due within one year at the end of the reporting period.

Trade payables

Trade payables break down as follows:

In thousands of euros	June 30, 2024	Dec. 31, 2023
Due in 30 days	26,217	24,995
Due in 30-60 days	10,362	12,684
Due in more than 60 days	4	—
Trade payable	36,583	37,679

As of June 30, 2024, trade payables mainly included accrued liabilities for  €24.0 million of which €20.2 million relate to scientific projects.

As of June 30, 2024, trade payables decreased by €1.1 million compared to December 31, 2023. Trade payables, which depend on the frequency of CRO invoicing, were relatively stable (down by less than 3%).

4.15Financial assets and liabilities

The table below presents the carrying amount of financial assets and liabilities by IFRS 9 accounting category:

	June 30, 2024
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carrieds at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term accrued income	—	—	—	—	—
Long-term deposit accounts	—	—	—	—	—
Advance payment	1,047	—	1,047	—	1,047
Current accrued income	1,687	—	1,687	—	1,687
Short-term deposit accounts	—	—	—	—	—
Trade receivables	809	—	809	—	809
Other receivables	2,518	—	2,518	—	2,518
Cash and cash equivalents	10,147	—	10,147	—	10,147
Total	16,208	—	16,208	—	16,208

Financial liabilities
Long-term debt (1)	46,846	—	—	46,846	45,994
Derivative instruments	13,569	13,569	—	—	13,569
Royalty certificates liabilities	7,263	—	—	7,263	9,050
Short-term debt	5,726	—	—	5,726	5,726
Trade payables	36,583	—	—	36,583	36,583
Other miscellaneous payables	12	—	—	12	12
Total	109,998	13,569	—	96,429	110,933
(1)	See Note 4.10 Financial debt detailing amortized cost and fair value of the Credit facility with the EIB

	Dec. 31, 2023
		Financial
	Book Value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carrieds at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts	9,000	—	9,000	—	9,000
Long-term security deposits	8	—	8	—	8
Advance payment	1,047	—	1,047	—	1,047
Short-term deposit accounts	70	—	70	—	70
Trade receivables	3,807	—	3,807	—	3,807
Other receivables	857	—	857	—	857
Cash and cash equivalents	26,918	—	26,918	—	26,918
Total	41,706	—	41,706	—	41,706

Financial liabilities
Long-term debt (1)	32,181	—	—	32,181	29,701
Derivative instruments	10,265	10,265	—	—	10,265
Royalty certificates liabilities	6,327	—	—	6,327	9,617
Short-term debt	5,308	—	—	5,308	5,308
Trade payables	37,679	—	—	37,679	37,679
Other miscellaneous payables	23	—	—	23	23
Total	91,784	10,265	—	81,518	92,594